INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14: INCOME TAXES

A.	Loss before income taxes:

The following are the domestic and foreign components of the Company’s loss before income taxes:

	Year ended December 31,
	2022	2021	2020

Domestic (Israel)	$(142,527)	$(132,203)	$(152,335)
Foreign	13,066	5,240	2,324

Total	$(129,461)	$(126,963)	$(150,011)

B.	Income taxes:

The following are the domestic and foreign components of the Company’s income taxes:

	Year ended December 31,
	2022	2021	2020
Domestic (Israel)	$649	$180	$243
Foreign	6,757	2,151	1,949
Total	$7,406	$2,331	$2,192

C.	Tax rate reconciliation:

The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	Year ended December 31,
	2022		2021		2020
	Tax	Rate	Tax	Rate	Tax	Rate
Theoretical tax benefit	$(29,776)	23%	$(29,201)	23%	$(34,503)	23%

Increase (decrease) in tax rate due to:
Change in valuation allowance	8,489	(7)%	14,968	(12)%	14,622	(10)%
Share-based compensation	14,806	(11)%	10,184	(8)%	8,324	(5)%
Tax benefit relating to exercise of disqualified ISO	(1,394)	1%	(3,069)	2%	—	0%

Initial public offering costs	(1,800)	1%	(5,399)	4%	—	0%

Preferred technological enterprise	15,523	(12)%	14,460	(11)%	16,757	(11)%

Currency differences	768	1%	18	0%	(2,998)	2%
Other	790	1%	370	0%	(10)	0%
Effective tax	$7,406	(2)%	$2,331	(2)%	$2,192	(1)%

D.	Deferred taxes:

The principal components of the Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 are as follows:

	As of December 31,
	2022	2021
Net operating loss carry forwards	$39,942	$35,093
Research and development	9,663	5,538
Initial public offering costs	1,800	3,600
Other temporary differences	3,855	2,577
Carryforward tax credits	1,428	867
Gross deferred tax assets	56,688	47,675
Valuation allowance	(55,561)	(47,072)
Total deferred tax assets	1,127	603
Deferred tax liabilities:
Depreciation and amortization	(1,127)	(603)
Deferred tax liabilities	$(1,127)	$(603)
Net deferred taxes	$—	$—

In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the available evidence, management believes that it is more likely than not that its deferred tax assets will not be realized and accordingly, a full valuation allowance has been provided. As of December 31, 2022, the Company has net operating loss carryforwards in Israel of $332,850 which may be carried forward indefinitely.

As of December 31, 2022, and 2021, the Company has not provided a deferred tax liability in respect of cumulative undistributed earnings relating to the Company’s foreign subsidiaries, as the Company intends to keep these earnings permanently invested.

E.	Tax assessments:

As of December 31, 2022, the Company had open tax years for the periods between 2018 and 2022 in Israel and for the periods between 2019 and 2022 for the U.S. subsidiary.

F.	Basis of taxation:

Ordinary taxable income in Israel is subject to a corporate tax rate of 23% in 2022 and 2021. However, the effective tax rate payable by a company may be considerably lower (as discussed below). Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. Primarily, in 2022 and 2021, the Company’s U.S. subsidiary is subject to tax rate of approximately 21%.

G.	The New Technological Enterprise Incentives Regime (Amendment 73 to the Investment Law)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the 2017 Amendment”) was published and was pending the publication of regulations, in May 2017 regulations were promulgated by the Finance Ministry to implement the “Nexus Principles” based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Following the publication of the regulations the 2017 Amendment became fully effective. According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of less than NIS 10 billion, will be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign investors exceeds 90%).

The Company assessed the criteria for qualifying as a “Preferred Technological Enterprise,” status and concluded that the Company is eligible to the above-mentioned benefits. The Company is entitled to Preferred Technological Enterprise benefits starting 2019. The Company did not utilize any benefits associated with the Preferred Technological Enterprise in 2022 and 2021.